Other Liabilities - Schedule Of Other Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Operating lease liability		$ 34,072
Contingent consideration		24,502	$ 46,191
Client refunds related to the Take 5 Matter		14,946	18,709
Payable related to settlement of contingent consideration		9,385
Employee insurance reserves		9,418	9,477
Client deposits		8,674	14,106
Rebates due to retailers		6,979	7,634
Taxes		6,342	8,130
Holdbacks		2,630	3,174
Restructuring charges		2,615	6,024
Interest rate cap and accrued interest payable		1,520	3,703
Other accrued expenses		7,752	9,876
Total other accrued expenses	$ 110,314	$ 128,835	$ 127,024